Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	445,141,877.71	24,881
Yield Supplement Overcollateralization Amount 10/31/17	15,737,841.81	0
Receivables Balance 10/31/17	460,879,719.52	24,881
Principal Payments	16,081,650.34	400
Defaulted Receivables	1,110,915.48	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	14,876,841.18	0
Pool Balance at 11/30/17	428,810,312.52	24,421

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.31%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	8,399,638.72	406
Past Due 61-90 days	2,295,704.20	111
Past Due 91-120 days	424,415.68	25
Past Due 121+ days	0.00	0
Total	11,119,758.60	542

Total 31+ Delinquent as % Ending Pool Balance	2.59%
Total 61+ Delinquent as % Ending Pool Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	464,445.29
Aggregate Net Losses/(Gains) - November 2017	646,470.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.68%
Prior Net Losses Ratio	1.48%
Second Prior Net Losses Ratio	1.85%
Third Prior Net Losses Ratio	1.53%
Four Month Average	1.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.60%

Overcollateralization Target Amount	19,296,464.06
Actual Overcollateralization	19,296,464.06
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.77%
Weighted Average Remaining Term	47.24

Flow of Funds	$ Amount

Collections	18,028,762.17
Investment Earnings on Cash Accounts	17,404.23
Servicing Fee	(384,066.43)
Transfer to Collection Account	0.00
Available Funds	17,662,099.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	585,308.54
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,596,644.75
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,480,146.68
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	17,662,099.97

Servicing Fee	384,066.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 11/15/17	425,110,493.21
Principal Paid	15,596,644.75
Note Balance @ 12/15/17	409,513,848.46

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2
Note Balance @ 11/15/17	70,280,493.21
Principal Paid	15,596,644.75
Note Balance @ 12/15/17	54,683,848.46
Note Factor @ 12/15/17	15.5351842%

Class A-3
Note Balance @ 11/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	262,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class A-4
Note Balance @ 11/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	74,800,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	18,030,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	585,308.54
Total Principal Paid	15,596,644.75
Total Paid	16,181,953.29

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	77,308.54
Principal Paid	15,596,644.75
Total Paid to A-2 Holders	15,673,953.29

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6815185
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.1603399
Total Distribution Amount	18.8418584

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2196265
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	44.3086499
Total A-2 Distribution Amount	44.5282764

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/17	5,231,339.69
Investment Earnings	3,520.67
Investment Earnings Paid	(3,520.67)
Deposit/(Withdrawal)	1,480,146.68
Balance as of 12/15/17	6,711,486.37
Change	1,480,146.68

Total Reserve Amount	6,711,486.37